Taxes (Details 2) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Temporary Differences	$ 89,570	$ 70,768
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences	87,242	70,583
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Temporary Differences	110	184
Capital Losses [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences	1	1
Financing Costs [Member]
IfrsStatementLineItems [Line Items]
Temporary Differences	$ 2,217